Annual Total Returns- Transamerica Capital Growth (Retail Class) [BarChart] - Retail Class - Transamerica Capital Growth - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.71%)	14.66%	48.22%	5.69%	11.56%	(3.08%)	43.89%	6.68%	21.59%	111.61%